Internalization - (Additional Information) (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Business Combination [Line Items]
Total purchase price	$ 130.0
Transfer of non-monetary assets to the Company	0.1
Non-controlling interests	97.5
Adjustment in additional-paid-in-capital	97.4
June 30, 2027 [Member]
Business Combination [Line Items]
Adjusted EBITDA Threshold Amount	80.2
June 30, 2028 [Member]
Business Combination [Line Items]
Adjusted EBITDA Threshold Amount	97.0
June 30, 2029 [Member]
Business Combination [Line Items]
Adjusted EBITDA Threshold Amount	94.8
Maximum [Member]
Business Combination [Line Items]
Other assets	$ 0.1
Contribution Agreement [Member]
Business Combination [Line Items]
Internalization Price Percentage	25.00%